CAPITALIZED SOFTWARE FOR INTERNAL USE	12 Months Ended
Dec. 31, 2014
CAPITALIZED SOFTWARE FOR INTERNAL USE
CAPITALIZED SOFTWARE FOR INTERNAL USE

8. CAPITALIZED SOFTWARE FOR INTERNAL USE

         Capitalized software for internal use consists of the following:

		December 31,
	Useful Life
		2014	2013
Capitalized software for internal use	3 years	$14,225	$13,638
Construction in progress		9,661	941

		23,886	14,579
Accumulated amortization		(10,650)	(8,015)

		$13,236	$6,564

         Amortization expense for the years ended December 31, 2014, 2013 and 2012 amounted to $2,635, $2,568 and $2,021, respectively. Estimated future amortization expense is as follows:

2015	$3,915
2016	4,363
2017	3,345
2018	1,613

$13,236